ACCUMULATED LOSSES AND RESERVES (Tables)	12 Months Ended
Jun. 30, 2019
Accumulated Losses And Reserves [Abstract]
Schedule of Movements in Accumulated Losses
(a)	Movements in accumulated losses were as follows:

	2019		2018
Balance 1 July	A$	(148,592,879)	A$	(132,218,352)
Net loss attributable to owners of Avita Medical Limited		(35,160,227)		(16,519,155)
Transfer from expired / lapsed options		—		141,188
Forfeited options		—		3,440

Balance 30 June	A$	(183,753,106)	A$	(148,592,879)